GENERAL - Reconciliation of Net Income (Loss) (Detail) - USD ($) $ in Thousands	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Net loss	$ (42,652)	$ (34,398)	$ (22,534)	$ (20,534)	$ (17,225)	$ (17,017)	$ (17,923)	$ (45,439)	$ (9,576)	$ (11,582)	$ (8,561)	$ (99,584)	$ (52,165)	$ (72,699)	$ (75,158)
Less: Incentive distribution right (“IDR”) payments to general partner												0	0	0	0
Net loss to allocate to general and limited partners	(42,652)				(17,225)							(99,584)	(52,165)	(72,699)	(75,158)
General partner’s interest excluding IDRs	(426)				(179)							(1,018)	(543)	(757)	(782)
Limited partners' interest	$ (42,226)			$ (20,320)	$ (17,046)	$ (16,840)	$ (17,736)	$ (44,966)	$ (9,477)	$ (11,461)	$ (8,472)	$ (98,566)	$ (51,622)	$ (71,942)	$ (74,376)